Operating lease and other commitments	3 Months Ended
Mar. 31, 2022
Operating lease and other commitments
5.	Operating lease and other commitments

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 4.75% to 5.00% and the average remaining years for our lease are 1.46 years as of March 31, 2022.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the three months ended March 31, 2022 and 2021 respectively:

(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Renewed office lease	-
Accumulated amortization	(55,499)
Balances as of March 31, 2022	$328,470

(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	-
Accumulated amortization	(55,606)
Balances as of March 31, 2021	$366,691

The following table provides the changes in the Corporation’s operating lease liability for the three months ended March 31, 2022 and 2021 respectively:

(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Renewed office lease	-
Repayments of lease liability	(58,520)
Other	5,962
Balances as of March 31, 2022	$338,901
Lease liability due within one year	$231,231
Lease liability long term	$107,670
(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	-
Repayments of lease liability	(59,889)
Other	5,279
Balances as of March 31, 2021	$371,010
Lease liability due within one year	$168,197
Lease liability long term	$202,813

The total future commitment payment amount for above lease is $350,760 comparing an outstanding lease liability of $338,901 as of March 31, 2022. The difference is due to interest expense.

In addition to the lease commitment, the corporation has a future insurance premium payment and copier rent of $118,916 as of March 31,2022.